share-based compensation - TELUS Corporation share options (Details) - TELUS Corporation share options	12 Months Ended
	Dec. 31, 2022 EquityInstruments Options $ / shares	Dec. 31, 2021 EquityInstruments Options $ / shares
share-based compensation
Number of share options outstanding, beginning of period | EquityInstruments	3,050,300	3,014,700
Granted (in shares) | EquityInstruments		324,900
Granted (in dollars per share) | $ / shares		$ 25.96
Number of share options forfeited | EquityInstruments	(295,000)	(289,300)
Number of share options outstanding, end of period | EquityInstruments	2,755,300	3,050,300
Weighted average share price of options outstanding, beginning of period | $ / shares	$ 22.04	$ 21.59
Weighted average share price of options forfeited | $ / shares	21.93	21.75
Weighted average share price of options outstanding, end of period | $ / shares	$ 22.05	$ 22.04
Weighted average remaining contractual life (years)	4 years 4 months 24 days	4 years 4 months 24 days
Number of options exercisable | Options	0	0
Maximum
share-based compensation
Exercise period		7 years